Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net Sales	$ 3,576,767	$ 3,268,116	$ 2,679,095
Freight and delivery revenues	241,982	271,454	278,856
Total revenues	3,818,749	3,539,570	2,957,951
Cost of sales	2,665,029	2,541,196	2,159,471
Freight and delivery costs	241,982	271,454	278,856
Total cost of revenues	2,907,011	2,812,650	2,438,327
Gross Profit	911,738	726,920	519,624
Selling, general and administrative expenses	241,606	210,754	168,102
Acquisition-related expenses, net	909	6,346	29,239
Other operating (income) and expenses, net	(8,043)	15,653	(4,649)
Earnings from Operations	677,266	494,167	326,932
Interest expense	81,677	76,287	66,057
Other nonoperating (income) and expenses, net	(11,439)	4,079	11,697
Earnings from continuing operations before taxes on income	607,028	413,801	249,178
Taxes on income	181,584	124,863	94,847
Earnings from Continuing Operations	425,444	288,938	154,331
Loss on discontinued operations, net of related tax benefit of $0, $0 and $40, respectively			(37)
Consolidated net earnings	425,444	288,938	154,294
Less: Net earnings (loss) attributable to noncontrolling interests	58	146	(1,307)
Net Earnings Attributable to Martin Marietta	425,386	288,792	155,601
Net Earnings (Loss) Attributable to Martin Marietta
Earnings from continuing operations	425,386	288,792	155,638
Discontinued operations			(37)
Net Earnings Attributable to Martin Marietta	$ 425,386	$ 288,792	$ 155,601
Net Earnings Attributable to Martin Marietta Per Common Share (see Note A)
Basic from continuing operations attributable to common shareholders	$ 6.66	$ 4.31	$ 2.73
Earnings Per Share, Basic, Total	6.66	4.31	2.73
Diluted from continuing operations attributable to common shareholders	6.63	4.29	2.71
Earnings Per Share, Diluted, Total	$ 6.63	$ 4.29	$ 2.71
Weighted-Average Common Shares Outstanding
Basic	63,610	66,770	56,854
Diluted	63,861	67,020	57,088